Trade and other payables - Summary of current liabilities - trade and other payables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021
Trade and other payables [abstract]
Trade payables	$ 857	$ 1,524
Accrued payables	3,472	2,235
Total trade and other payables	$ 4,329	$ 3,759	$ 4,933